[WEIL, GOTSHAL & MANGES LLP LETTERHEAD]
March 8, 2006
VIA EDGAR
United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Document Control — EDGAR

Re:	Darling International Inc. Amendment No. 1 to Registration Statement on Form S-4 Filed February 2, 2006 Registration No. 333-131484
     Transmitted herewith for filing on behalf of Darling International Inc. (the “Company”) is Amendment No. 1 to Registration Statement on Form S-4, including exhibits thereto.
     If you have any questions regarding this filing, please call me at (214) 746-7813.

Very truly yours, R.B. Ramsey

RBR/cm
Enclosure
cc:     Mary Korby